MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
Investment Objective

Morgan Stanley Tax-Free Daily Income Trust (the "Fund") is a money market fund that seeks to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MORGAN STANLEY TAX-FREE DAILY INCOME TRUST MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Advisory Fee		0.34%
Shareholder Servicing Fees		0.10%
Other Expenses		0.10%
Total Annual Fund Operating Expenses	[1]	0.54%
Fee Waivers and/or Expense Reimbursements	[1]	0.38%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.16%
[1]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc. and its "Administrator," Morgan Stanley Services Company Inc. have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MORGAN STANLEY TAX-FREE DAILY INCOME TRUST MORGAN STANLEY TAX FREE DAILY INCOME TRUST	16	52	90	205

Principal Investment Strategies

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. The Fund may invest up to 20% of its net assets in taxable money market securities or in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds, and may invest some or all of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

The Fund has a fundamental policy of investing at least 80% of its assets in securities the interest on which is exempt from federal income tax, and which are not subject to the federal "alternative minimum tax." A fundamental policy may not be changed without shareholder approval.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in this Fund include:

•  Credit and Interest Rate. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns-Calendar Years

High Quarter	6/30/07	0.81%
Low Quarter	3/31/10	0.00%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
MORGAN STANLEY TAX-FREE DAILY INCOME TRUST MORGAN STANLEY TAX FREE DAILY INCOME TRUST	0.01%	0.34%	1.05%

For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 869-NEWS.